Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities

	December 31, 2023 $	December 31, 2022 $
Interest including interest rate swaps	18,462	19,429
Voyage and vessel expenses	35,899	27,262
Payroll and benefits	21,161	21,418
Other general expenses	3,144	4,233
Income and other tax payable	2,647	2,398
Distributions payable on preferred units	6,279	6,365
Deposit received for vessels held for sale (note 19)	2,260	4,908
Acquisition purchase price payable (note 20)	—	3,000
Total	89,852	89,013